John Hancock Disciplined Value Fund Average Annual Total Returns - Class A C I R2 R4 R5 R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	11.24%	12.47%	10.53%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.73%	10.21%	8.86%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.73%	9.55%	8.26%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	15.26%	12.78%	10.27%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	17.42%	13.92%	11.38%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	16.99%	13.48%	10.94%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	17.26%	13.75%	11.22%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	17.52%	13.98%	11.44%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	17.53%	14.03%	11.49%